Supplemental Cash Flow Information (Narrative) (Details)	9 Months Ended		12 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CAD	Sep. 30, 2012 USD ($) unit
Supplemental Cash Flow Information 1			544,667
Supplemental Cash Flow Information 2			1.918
Supplemental Cash Flow Information 3			$ 272,333
Supplemental Cash Flow Information 4			22,333
Supplemental Cash Flow Information 5			2,155,846
Supplemental Cash Flow Information 6			1.918
Supplemental Cash Flow Information 7			1,077,923
Supplemental Cash Flow Information 8			30,034
Supplemental Cash Flow Information 9			$ 0.75
Supplemental Cash Flow Information 10			3,829,333
Supplemental Cash Flow Information 11			75,000
Supplemental Cash Flow Information 12			$ 1.00
Supplemental Cash Flow Information 13			75,000
Supplemental Cash Flow Information 14			8,000
Supplemental Cash Flow Information 15			15,896
Supplemental Cash Flow Information 14			3,636
Supplemental Cash Flow Information 15			2.75
Supplemental Cash Flow Information 16			$ 4.50
Supplemental Cash Flow Information 17			853,075
Supplemental Cash Flow Information 18			6.24
Supplemental Cash Flow Information 19			504,160
Supplemental Cash Flow Information 20			$ 3.00
Supplemental Cash Flow Information 21			145,063
Supplemental Cash Flow Information 22			$ 4.12
Supplemental Cash Flow Information 23			398,923
Supplemental Cash Flow Information 24			26,032
Supplemental Cash Flow Information 25			198,738
Supplemental Cash Flow Information 26			181,818
Supplemental Cash Flow Information 27			$ 4.12
Supplemental Cash Flow Information 28			500,000
Supplemental Cash Flow Information 29			249,090
Supplemental Cash Flow Information 30			2,985
Supplemental Cash Flow Information 31			3.35
Supplemental Cash Flow Information 32			$ 4.50
Supplemental Cash Flow Information 33			650,000
Supplemental Cash Flow Information 34			1,059,963
Supplemental Cash Flow Information 35			975,000
Supplemental Cash Flow Information 36			84,963
Supplemental Cash Flow Information 37			8.00%
Supplemental Cash Flow Information 38			216,000
Supplemental Cash Flow Information 39			200,000
Supplemental Cash Flow Information 40			16,000
Supplemental Cash Flow Information 1	100,000
Supplemental Cash Flow Information 2	82,344
Supplemental Cash Flow Information 3		86,677
Supplemental Cash Flow Information 4	26,256
Supplemental Cash Flow Information 5		27,639
Supplemental Cash Flow Information 6	544,667	544,667
Supplemental Cash Flow Information 7	$ 1.918
Supplemental Cash Flow Information 8	272,333
Supplemental Cash Flow Information 9	22,333
Supplemental Cash Flow Information 10	2,155,846	2,155,846
Supplemental Cash Flow Information 11	$ 1.918
Supplemental Cash Flow Information 12	1,077,923
Supplemental Cash Flow Information 13	30,034
Supplemental Cash Flow Information 14	$ 0.75
Supplemental Cash Flow Information 15	3,829,333
Supplemental Cash Flow Information 16	75,000	75,000
Supplemental Cash Flow Information 17	$ 1.00
Supplemental Cash Flow Information 18	$ 75,000